SUMMARY OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Apr. 19, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Year one	$ 25,806	$ 101,705
Year two	86,862	86,862
Total minimum lease payments	112,668	188,567
Less: amount representing interest	(4,679)	(13,514)
Present value of operating lease liability	107,989	175,053	$ 236,506
Less: current portion	(103,982)	(101,705)		$ (80,494)
Operating lease liability, net of current portion	$ 4,007	$ 73,348